Income Taxes - Reconciliation of effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Earnings before taxes and non-controlling interest	$ 244,991	$ 252,012
Statutory Canadian income tax rate (percent)	27.00%	27.00%
Income tax expense based on above rates	$ 66,148	$ 68,043
Increase (decrease) due to:
Non-deductible expenditures	6,192	9,915
Foreign tax rate differences	15,969	16,179
Change in net deferred tax assets not recognized	20,574	(64,765)
Non-taxable portion of net earnings of affiliates	(1,304)	0
Effect of other taxes paid (mining and withholding)	25,846	22,545
Effect of foreign exchange on tax expense	14,337	18,598
Non-taxable impact of foreign exchange	(1,203)	(3,000)
Change in non-deductible portion of reclamation liabilities	2,380	8,605
Other	(2,510)	(563)
Income taxes expense	$ (146,429)	$ (75,557)